Average Annual Total Returns - FidelityCorporateBondFund-RetailPRO - FidelityCorporateBondFund-RetailPRO - Fidelity Corporate Bond Fund	Oct. 30, 2023
Fidelity Corporate Bond Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(16.44%)
Past 5 years	0.39%
Past 10 years	1.96%
Fidelity Corporate Bond Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(17.52%)
Past 5 years	(0.94%)
Past 10 years	0.60%
Fidelity Corporate Bond Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.71%)
Past 5 years	(0.19%)
Past 10 years	0.94%
LB004
Average Annual Return:
Past 1 year	(15.26%)
Past 5 years	0.42%
Past 10 years	1.82%